COMBINED AND CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts	$ 2,440	$ 3,242
Current liabilities	112,572	369,495
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,400,000,000	600,000,000
Ordinary shares, shares issued	203,658,000	150,392,000
Ordinary shares, shares outstanding	203,658,000	150,392,000
Convertible preferred shares
Convertible preferred shares, par value (in dollars per share)		$ 0.00025
Convertible preferred shares, shares authorized		100,000,000
Convertible preferred shares, shares issued		30,046,000
Convertible preferred shares, shares outstanding		30,046,000
Convertible preferred shares, redemption value (in dollars per share)		$ 16.79
Class A ordinary shares
Ordinary shares, shares authorized	1,800,000,000
Ordinary shares, shares issued	87,649,000
Ordinary shares, shares outstanding	87,649,000
Class B ordinary shares
Ordinary shares, shares authorized	200,000,000
Ordinary shares, shares issued	116,009,000
Ordinary shares, shares outstanding	116,009,000
Ordinary shares to be designated
Ordinary shares, shares authorized	400,000,000
Consolidated VIEs without recourse to the primary beneficiaries
Current liabilities	173,106	87,402
SINA and other related parties
Allowance for doubtful accounts	139	228
Third parties
Allowance for doubtful accounts	$ 2,301	$ 3,014